Inventories	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Inventories	NOTE 12 INVENTORIES 2022 2021 Product purchased for resale 5,885 4,889 Finished products 612 410 Intermediate products 184 206 Raw materials 425 337 Materials and supplies 526 486 7,632 6,328 By Segment 2022 2021 Retail 6,035 5,018 Potash 398 312 Nitrogen 706 553 Phosphate 493 445 7,632 6,328 Inventories expensed to cost of goods sold during the year were $ 21,371 (2021 – $ 17,243 ).